Shareholder Fees - FidelityFreedomFunds-KComboPRO	May 30, 2024 USD ($)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none